Schedule of Intangible Asset (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,079,306	$ 2,201,040	$ 2,389,920
Less: Accumulated amortization	(123,491)	(97,705)	(58,291)
Intangible asset, net	$ 1,955,815	$ 2,103,335	$ 2,331,629